Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 - RELATED PARTY TRANSACTIONS

The Company recognized revenues for products sold to Conic amounting to $13,322 and $31,462 for the six months ended June 30, 2015 and 2014, respectively. As of June 30, 2015 and December 31, 2014, outstanding accounts receivable from Conic for such sales were $0 and $24,449, respectively. See Note 3.

Conic also bills the Company for certain expenses related to payroll and employee benefits, rent and occupancy costs, advertising, travel expenses and other expenses paid for by Conic on behalf of NAC. Payroll and employee benefits billed to NAC were for personnel who spend a percentage of their time on NAC’s operations. The administrative and warehouse facilities used by NAC are owned by the majority shareholder and the allocable cost related to the use of these facilities are likewise charged to NAC by Conic. For the six months ended June 30, 2015, Conic billed the Company $81,748 for services and reimbursement of expenses paid by Conic on behalf of NAC. The outstanding amount payable to Conic related to the above expenses amounted to $78,524 as of June 30, 2015. See Note 3.

On May 5, 2015, Mr. Genovese refunded the Company the $63,800 deposit held in connection with the planned acquisition of Conic. See Note 3.

NOTE 7 - RELATED PARTY TRANSACTIONS

The Company recognized revenues for products sold to Conic amounting to $36,195 and $23,496 for the year ended December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013, outstanding accounts receivable from Conic for such sales were $24,449 and $2,129, respectively.

Conic also bills the Company for certain expenses related to payroll and employee benefits, rent and occupancy costs, advertising, travel expenses and other expenses paid for by Conic on behalf of NAC. Payroll and employee benefits billed to NAC were for personnel who spend a percentage of their time to NAC’s operations. The administrative and warehouse facilities used by NAC are owned by the majority shareholder and the allocable cost related to the use of these facilities are likewise charged to NAC by Conic. For the year ended December 31, 2014, Conic billed the Company a fee of $137,548. The outstanding payable to Conic related to the above expenses amounted to $144,646 as of December 31, 2014.

On August 24, 2011, the Company entered into an agreement with the CEO to acquire all of his shares in Conic at an agreed consideration of $1,200,000. The purchase price increases at a rate of 4.875% per year, and both parties have agreed to a ten year payout. In connection with such agreement, the Company has paid to the CEO $63,800 and $50,300 as of December 31, 2014 and December 31, 2013, respectively, which is reported as a deposit in the consolidated balance sheets.

On August 25, 2014, the Company and the CEO entered into a side letter agreement to confirm certain prior oral agreements and memorialize certain understandings, which was deemed effective as of May 15, 2014. Pursuant to the side letter, the parties agreed that: (1) the Company is not required to make installment payments to the CEO;  (2) the Company shall not be obligated to purchase the Conic shares from the CEO until  (a) it has received financing in the collective minimum amount of $1,500,000 or it has accumulated through organic operations an equivalent amount readily available in cash; and (b) it is more probable than not that the Company will not operate at a loss during the fiscal quarter following the purchase of the Conic shares; (3) when the Company is able to purchase the Conic shares, it will purchase all of such Conic shares at the same time and not in increments; (4)  the ten-year payout which was previously agreed to as an oral modification to the agreement was voided; (5) the Company’s previous payments to the CEO with respect to the Conic shares shall be treated as a deposit towards the purchase price of the Conic shares, and in the event that the Company has not purchased the Conic shares by the fourth quarter of fiscal year 2015, the CEO shall return the deposit to the Company; and (6) the Company shall have the right to terminate the agreement on or before the last business day of the fourth quarter of fiscal year 2015.  In such event, the CEO shall return the deposit to the Company and neither party shall have any remaining obligations to the other party.